SCHEDULE OF DETAILS OF LEASE LIABILITIES (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease Liability
Lease liabilities, beginning of the period	$ 2,731,394
Lease additions	2,735,000	3,213,404
Lease payments	(3,602,167)	(550,295)
Interest expense on lease liabilities	233,327	68,285
Impact of FX translation	(205,050)
IFRS 16 lease liabilities, end of the period	1,892,504	2,731,394
Current portion of lease liability (less than one year)	1,892,504	1,365,697
Long-term lease liability (one to five year)		$ 1,365,697